UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Teleos Management, L.L.C.
           --------------------------------------------------
Address:   Financial Centre
           --------------------------------------------------
           695 East Main Street
           --------------------------------------------------
           Stamford, Connecticut 06901
           --------------------------------------------------

Form 13F File Number:      028-04235
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Gressel
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (203) 975-9750
           --------------------------------------------------

Signature, Place, and Date of Signing:

          /s/ Daniel Gressel          Stamford, Connecticut       2/14/08
       ------------------------   -----------------------------  ----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                               -------------

Form 13F Information Table Entry Total:            89
                                               -------------

Form 13F Information Table Value Total:          $147,657
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.    NONE



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                                                      Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
ACCENTURE LTD BERMUDA             CL A           G1150G111   1,200   33,300  SH       SOLE                 33,300        0        0
ADOBE SYS INC                     COM            00724F101     517   12,100  SH       SOLE                 12,100        0        0
AES CORP                          COM            00130H105   2,791  130,500  SH       SOLE                130,500        0        0
AFLAC INC                         COM            001055102   1,553   24,800  SH       SOLE                 24,800        0        0
AK STL HLDG CORP                  COM            001547108   1,022   22,100  SH       SOLE                 22,100        0        0
ALABAMA NATL BANCORP DELA         COM            010317105     350    4,500  SH       SOLE                  4,500        0        0
ALLEGHENY TECHNOLOGIES INC        COM            01741R102   1,331   15,400  SH       SOLE                 15,400        0        0
ALLERGAN INC                      COM            018490102   2,081   32,400  SH       SOLE                 32,400        0        0
ALTRIA GROUP INC                  COM            02209S103     701    9,280  SH       SOLE                  9,280        0        0
AMAZON COM INC                    COM            023135106   1,084   11,700  SH       SOLE                 11,700        0        0
AMPHENOL CORP NEW                 CL A           032095101   1,711   36,900  SH       SOLE                 36,900        0        0
AMYLIN PHARMACEUTICALS INC        COM            032346108   2,128   57,500  SH       SOLE                 57,500        0        0
APPLE INC                         COM            037833100   1,652    8,340  SH       SOLE                  8,340        0        0
AT&T INC                          COM            00206R102     669   16,100  SH       SOLE                 16,100        0        0
AXIS CAPITAL HOLDINGS             SHS            G0692U109   1,360   34,900  SH       SOLE                 34,900        0        0
B & G FOODS INC NEW               CL A           05508R106     113   11,100  SH       SOLE                 11,100        0        0
BANK OF NEW YORK MELLON CORP      COM            064058100     649   13,300  SH       SOLE                 13,300        0        0
BERKLEY W R CORP                  COM            084423102     781   26,200  SH       SOLE                 26,200        0        0
BEST BUY INC                      COM            086516101   1,569   29,800  SH       SOLE                 29,800        0        0
BLACKROCK INC                     COM            09247X101   1,257    5,800  SH       SOLE                  5,800        0        0
BOSTON SCIENTIFIC CORP            COM            101137107     991   85,200  SH       SOLE                 85,200        0        0
CELGENE CORP                      COM            151020104   3,295   71,300  SH       SOLE                 71,300        0        0
CENTERPOINT ENERGY INC            COM            15189T107     853   49,800  SH       SOLE                 49,800        0        0
CEPHALON INC                      COM            156708109     489    6,820  SH       SOLE                  6,820        0        0
CHESAPEAKE ENERGY CORP            COM            165167107   2,434   62,100  SH       SOLE                 62,100        0        0
CITADEL BROADCASTING CORP         COM            17285T106      27   12,900  SH       SOLE                 12,900        0        0
COACH INC                         COM            189754104   1,630   53,300  SH       SOLE                 53,300        0        0
COCA COLA CO                      COM            191216100   2,449   39,900  SH       SOLE                 39,900        0        0
COGNIZANT TECHNOLOGY SOLUTIO      CL A           192446102   1,565   46,100  SH       SOLE                 46,100        0        0
COLGATE PALMOLIVE CO              COM            194162103   2,253   28,900  SH       SOLE                 28,900        0        0
CONSOL ENERGY INC                 COM            20854P109     702    9,820  SH       SOLE                  9,820        0        0
COOPER INDS LTD                   CL A           G24182100   2,195   41,500  SH       SOLE                 41,500        0        0
CUMMINS INC                       COM            231021106   1,923   15,100  SH       SOLE                 15,100        0        0
DAVITA INC                        COM            23918K108   1,916   34,000  SH       SOLE                 34,000        0        0
DELIA'S INC NEW                   COM            246911101      40   14,640  SH       SOLE                 14,640        0        0
DST SYS INC DEL                   COM            233326107   1,271   15,400  SH       SOLE                 15,400        0        0
EATON VANCE CORP                  COM NON VTG    278265103     772   17,000  SH       SOLE                 17,000        0        0
EQUIFAX INC                       COM            294429105   1,116   30,700  SH       SOLE                 30,700        0        0
EQUITABLE RES INC                 COM            294549100   3,650   68,500  SH       SOLE                 68,500        0        0
FIDELITY NATL INFORMATION SV      COM            31620M106   5,257  126,400  SH       SOLE                126,400        0        0
FOSTER WHEELER LTD                SHS NEW        G36535139   2,635   17,000  SH       SOLE                 17,000        0        0
FREEPORT-MCMORAN COPPER & GO      COM            35671D857     940    9,180  SH       SOLE                  9,180        0        0
FRONTIER OIL CORP                 COM            35914P105   2,057   50,700  SH       SOLE                 50,700        0        0
GAMESTOP CORP NEW                 CL A           36467W109     646   10,400  SH       SOLE                 10,400        0        0
GARMIN LTD                        ORD            G37260109     489    5,040  SH       SOLE                  5,040        0        0
GENERAL ELECTRIC CO               COM            369604103   2,150   58,000  SH       SOLE                 58,000        0        0
GENERAL MTRS CORP                 COM            370442105   1,493   60,000  SH       SOLE                 60,000        0        0
GOODRICH CORP                     COM            382388106   1,737   24,600  SH       SOLE                 24,600        0        0
GOOGLE INC                        CL A           38259P508   2,545    3,680  SH       SOLE                  3,680        0        0
HANSEN NAT CORP                   COM            411310105     443   10,000  SH       SOLE                 10,000        0        0
HARMAN INTL INDS INC              COM            413086109     414    5,610  SH       SOLE                  5,610        0        0
HUDSON CITY BANCORP               COM            443683107   1,727  115,000  SH       SOLE                115,000        0        0
INTERCONTINENTALEXCHANGE INC      COM            45865V100   2,214   11,500  SH       SOLE                 11,500        0        0
INTUITIVE SURGICAL INC            COM NEW        46120E602     943    2,920  SH       SOLE                  2,920        0        0
ISHARES TR                        DJ US BAS MATL 464287838  12,237  159,000  SH       SOLE                159,000        0        0
ISHARES TR                        DJ US INDUSTRL 464287754  11,845  162,700  SH       SOLE                162,700        0        0
ISHARES TR                        DJ US TECH SEC 464287721  11,405  182,600  SH       SOLE                182,600        0        0
JACOBS ENGR GROUP INC DEL         COM            469814107     628    6,570  SH       SOLE                  6,570        0        0
JETBLUE AWYS CORP                 COM            477143101      70   11,900  SH       SOLE                 11,900        0        0
MCDERMOTT INTL INC                COM            580037109     540    9,150  SH       SOLE                  9,150        0        0
MCDONALDS CORP                    COM            580135101   1,440   24,440  SH       SOLE                 24,440        0        0
MEDIACOM COMMUNICATIONS CORP      CL A           58446K105     115   25,100  SH       SOLE                 25,100        0        0
MEMC ELECTR MATLS INC             COM            552715104     903   10,200  SH       SOLE                 10,200        0        0
NAVTEQ CORP                       COM            63936L100     717    9,490  SH       SOLE                  9,490        0        0
NEW YORK CMNTY BANCORP INC        COM            649445103     870   49,500  SH       SOLE                 49,500        0        0
NII HLDGS INC                     CL B NEW       62913F201   2,952   61,100  SH       SOLE                 61,100        0        0
NIKE INC                          CL B           654106103   1,259   19,600  SH       SOLE                 19,600        0        0
NRG ENERGY INC                    COM NEW        629377508     568   13,100  SH       SOLE                 13,100        0        0
OMNICOM GROUP INC                 COM            681919106     613   12,900  SH       SOLE                 12,900        0        0
PFIZER INC                        COM            717081103     598   26,300  SH       SOLE                 26,300        0        0
PRECISION CASTPARTS CORP          COM            740189105   1,401   10,100  SH       SOLE                 10,100        0        0
PROCTER & GAMBLE CO               COM            742718109   1,623   22,100  SH       SOLE                 22,100        0        0
PROGRESSIVE CORP OHIO             COM            743315103   1,401   73,100  SH       SOLE                 73,100        0        0
QWEST COMMUNICATIONS INTL IN      COM            749121109      89   12,700  SH       SOLE                 12,700        0        0
RITCHIE BROS AUCTIONEERS          COM            767744105     281    3,400  SH       SOLE                  3,400        0        0
ROYAL CARIBBEAN CRUISES LTD       COM            V7780T103     717   16,900  SH       SOLE                 16,900        0        0
SALESFORCE COM INC                COM            79466L302   1,605   25,600  SH       SOLE                 25,600        0        0
SANDISK CORP                      COM            80004C101     348   10,500  SH       SOLE                 10,500        0        0
TD AMERITRADE HLDG CORP           COM            87236Y108   1,366   68,100  SH       SOLE                 68,100        0        0
TIM HORTONS INC                   COM            88706M103     250    6,760  SH       SOLE                  6,760        0        0
TRANE INC                         COM            892893108     206    4,420  SH       SOLE                  4,420        0        0
US BANCORP DEL                    COM NEW        902973304   1,101   34,700  SH       SOLE                 34,700        0        0
VALERO ENERGY CORP NEW            COM            91913Y100     642    9,170  SH       SOLE                  9,170        0        0
VIEWPOINT FINL GROUP              COM            926727108     179   10,800  SH       SOLE                 10,800        0        0
WATERS CORP                       COM            941848103     933   11,800  SH       SOLE                 11,800        0        0
WESTERN DIGITAL CORP              COM            958102105   1,514   50,100  SH       SOLE                 50,100        0        0
WHIRLPOOL CORP                    COM            963320106   2,457   30,100  SH       SOLE                 30,100        0        0
WILLIS GROUP HOLDINGS LTD         SHS            G96655108   2,126   56,000  SH       SOLE                 56,000        0        0
ZIMMER HLDGS INC                  COM            98956P102   2,878   43,500  SH       SOLE                 43,500        0        0


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